Borrowing Arrangements - Dutch Landlord Loan (Details) - SHAPEWAYS, INC € in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	May 12, 2014 EUR (€)
Borrowing Arrangements
Interest expense		$ 93
Dutch Landlord Loan
Borrowing Arrangements
Aggregate principal amount	$ 288		$ 297	$ 330	€ 242	€ 242	€ 242
Interest rate	8.50%		8.50%		8.50%	8.50%
Interest expense	$ 9		$ 19	$ 19